Variable Interest Entities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities

The Company’s condensed consolidated balance sheets (unaudited) include the following assets and liabilities of these VIEs:

	September 30, 2024	December 31, 2023
Cash	$755	$805
Property and equipment, net	62,835	69,815
Long-term notes payable, current portion	4,685	3,087
Long-term notes payable, non-current portion	33,466	37,404

The Company’s condensed consolidated statements of operations and comprehensive loss (unaudited) include the following expenses of these VIEs:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Interest expense	$521	$491	$1,530	$1,540
Depreciation and amortization	1,321	1,823	4,824	5,767

The Company’s consolidated balance sheets include the following assets and liabilities of these VIEs:

(in thousands)	December 31, 2023	December 31, 2022
Cash	$805	$1,041
Property and equipment, net	69,815	63,913
Long-term notes payable, current portion	3,087	5,841
Long-term notes payable, non-current portion	37,404	40,562

The Company’s consolidated statements of operations and comprehensive income (loss) include the following expenses of these VIEs:

	Year Ended December 31,
(in thousands)	2023	2022
Interest expense	$2,147	$1,533
Depreciation and amortization	7,519	7,098